Other payables (Tables)	6 Months Ended
Jun. 30, 2024
Other payables
Schedule of other payables

	As at
	June 30,	December 31,
(in EUR 000)	2024	2023
Holiday pay accrual	709	791
Salary	2,178	1,801
Accrued expenses	268	250
Foreign currency swap - current	64	90
Other	330	200
Total other payables	3,549	3,132